OTHER PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
OTHER PAYABLE AND ACCRUED EXPENSES
OTHER PAYABLE AND ACCRUED EXPENSES

NOTE 9. OTHER PAYABLE AND ACCRUED EXPENSES

Other payable and accrued expenses consisted of the following:

	As of December 31,
	2020	2019
Accrued payroll	$25,246	$21,751
Other tax payable	—	49,333
Other payable	69,831	203,862
Total	$95,077	$274,946

As of December 31, 2019, other tax payable of $49,333 primarily included unpaid value-added tax and surcharges.

As of December 31, 2020, other payable of $69,831 primarily consisted of unpaid attorney fees. As of December 31, 2019, other payable of $203,862 primarily consisted of other payable to third parties and unpaid attorney fees. Other payable to third parties mainly included the payment to the supplier in the agent service in which the Company had the right to collect money from the customers for the suppliers.